1
The Gabelli Convertible and Income Securities Fund Inc.
Schedule of Investments — June 30, 2023 (Unaudited)
Principal
Amount
Market
Value
CONVERTIBLE CORPORATE BONDS  — 85.2%
Airlines  — 1.7%
$ 585,000 JetBlue Airways Corp.,
0.500%, 04/01/26 ............... $ 483,359
1,000,000 Southwest Airlines Co.,
1.250%, 05/01/25 ............... 1,150,250
1,633,609
Automotive  — 0.7%
600,000 Rivian Automotive Inc.,
4.625%, 03/15/29(a) ............. 659,213
Broadcasting  — 2.6%
865,000 fuboTV Inc.,
3.250%, 02/15/26 ............... 500,040
1,820,000 Liberty Media Corp.-Liberty Formula One,
2.250%, 08/15/27(a) ............. 1,963,780
2,463,820
Business Services  — 7.7%
2,100,000 2U Inc.,
2.250%, 05/01/25 ............... 1,383,900
1,000,000 BigBear.ai Holdings Inc.,
6.000%, 12/15/26(a) ............. 703,479
3,000,000 Perficient Inc.,
0.125%, 11/15/26 ............... 2,475,263
1,610,000 Shift4 Payments Inc.,
Zero Coupon, 12/15/25 ........... 1,756,510
1,065,000 Stride Inc.,
1.125%, 09/01/27 ............... 1,023,712
7,342,864
Cable and Satellite  — 1.7%
DISH Network Corp.
2,000,000 Zero Coupon, 12/15/25 ........... 1,067,600
1,000,000 3.375%, 08/15/26 ............... 512,500
1,580,100
Communications Equipment  — 3.1%
250,000 Infinera Corp.,
3.750%, 08/01/28(a) ............. 250,375
2,000,000 InterDigital Inc.,
3.500%, 06/01/27 ............... 2,706,172
2,956,547
Computer Software and Services  — 14.0%
1,500,000 3D Systems Corp.,
Zero Coupon, 11/15/26 ........... 1,140,938
1,265,000 8x8 Inc.,
0.500%, 02/01/24 ............... 1,207,999
1,600,000 Akamai Technologies Inc.,
0.375%, 09/01/27 ............... 1,553,184
1,750,000 Bandwidth Inc.,
0.250%, 03/01/26 ............... 1,384,973
Principal
Amount
Market
Value
$ 1,550,000 Edgio Inc.,
3.500%, 08/01/25 ............... $ 1,312,520
1,992,000 i3 Verticals LLC,
1.000%, 02/15/25 ............... 1,841,355
Lumentum Holdings Inc.
1,250,000 0.500%, 12/15/26 ............... 1,109,220
193,000 1.500%, 12/15/29(a) ............. 200,527
800,000 MakeMyTrip Ltd.,
Zero Coupon, 02/15/28 ........... 781,200
1,500,000 Match Group Financeco 3 Inc.,
2.000%, 01/15/30(a) ............. 1,353,710
750,000 PAR Technology Corp.,
2.875%, 04/15/26 ............... 802,219
1,118,000 Veritone Inc.,
1.750%, 11/15/26 ............... 732,218
13,420,063
Consumer Services  — 2.7%
600,000 Live Nation Entertainment Inc.,
3.125%, 01/15/29(a) ............. 662,700
900,000 Marriott Vacations Worldwide Corp.,
3.250%, 12/15/27(a) ............. 854,100
NCL Corp. Ltd.
470,000 5.375%, 08/01/25 ............... 646,250
472,000 1.125%, 02/15/27 ............... 437,337
2,600,387
Energy and Utilities  — 13.8%
500,000 Alliant Energy Corp.,
3.875%, 03/15/26(a) ............. 499,000
1,208,000 Array Technologies Inc.,
1.000%, 12/01/28 ............... 1,384,972
400,000 Bloom Energy Corp.,
3.000%, 06/01/28(a) ............. 456,567
1,500,000 CMS Energy Corp.,
3.375%, 05/01/28(a) ............. 1,482,750
750,000 Duke Energy Corp.,
4.125%, 04/15/26(a) ............. 734,250
500,000 Nabors Industries Inc.,
1.750%, 06/15/29(a) ............. 376,750
1,925,000 NextEra Energy Partners LP,
2.500%, 06/15/26(a) ............. 1,733,453
1,000,000 Northern Oil and Gas Inc.,
3.625%, 04/15/29(a) ............. 1,120,221
950,000 Ormat Technologies Inc.,
2.500%, 07/15/27(a) ............. 1,030,275
700,000 PPL Capital Funding Inc.,
2.875%, 03/15/28(a) ............. 672,000
800,000 Stem Inc.,
4.250%, 04/01/30(a) ............. 804,400
1,910,000 Sunnova Energy International Inc.,
2.625%, 02/15/28(a) ............. 1,568,381

The Gabelli Convertible and Income Securities Fund Inc.
Schedule of Investments (Continued) — June 30, 2023 (Unaudited)
Principal
Amount
Market
Value
CONVERTIBLE CORPORATE BONDS (Continued)
Energy and Utilities (Continued)
$ 1,350,000 The Southern Co.,
3.875%, 12/15/25(a) ............. $ 1,353,375
13,216,394
Financial Services  — 6.1%
800,000 Bread Financial Holdings Inc.,
4.250%, 06/15/28(a) ............. 822,177
1,750,000 HCI Group Inc.,
4.750%, 06/01/42 ............... 1,729,875
2,000,000 LendingTree Inc.,
0.500%, 07/15/25 ............... 1,560,000
2,250,000 SoFi Technologies Inc.,
Zero Coupon, 10/15/26(a) ......... 1,748,250
5,860,302
Food and Beverage  — 2.4%
1,250,000 Post Holdings Inc.,
2.500%, 08/15/27(a) ............. 1,266,500
1,000,000 The Chefs' Warehouse Inc.,
2.375%, 12/15/28(a) ............. 1,054,066
2,320,566
Health Care  — 10.2%
1,195,000 Coherus Biosciences Inc.,
1.500%, 04/15/26 ............... 743,888
2,000,000 CONMED Corp.,
2.250%, 06/15/27 ............... 2,242,000
Cutera Inc.
2,000,000 2.250%, 06/01/28 ............... 1,252,679
560,000 4.000%, 06/01/29(a) ............. 353,920
800,000 Exact Sciences Corp.,
2.000%, 03/01/30(a) ............. 1,108,400
1,300,000 Halozyme Therapeutics Inc.,
1.000%, 08/15/28(a) ............. 1,189,500
700,000 Insulet Corp.,
0.375%, 09/01/26 ............... 964,950
134,000 Integer Holdings Corp.,
2.125%, 02/15/28(a) ............. 158,522
850,000 PetIQ Inc.,
4.000%, 06/01/26 ............... 787,291
800,000 TransMedics Group Inc.,
1.500%, 06/01/28(a) ............. 914,425
9,715,575
Materials  — 0.1%
233,000 Danimer Scientific Inc.,
3.250%, 12/15/26(a) ............. 97,581
Real Estate Investment Trusts  — 4.0%
1,000,000 Arbor Realty Trust Inc.,
7.500%, 08/01/25(a) ............. 1,001,000
Principal
Amount
Market
Value
$ 275,000 Braemar Hotels & Resorts Inc.,
4.500%, 06/01/26 ............... $ 253,526
900,000 Pebblebrook Hotel Trust,
1.750%, 12/15/26 ............... 764,212
750,000 Redwood Trust Inc.,
7.750%, 06/15/27 ............... 634,687
1,400,000 Summit Hotel Properties Inc.,
1.500%, 02/15/26 ............... 1,196,211
3,849,636
Retail  — 0.4%
300,000 Freshpet Inc.,
3.000%, 04/01/28(a) ............. 354,975
Security Software  — 3.4%
1,440,000 Cardlytics Inc.,
1.000%, 09/15/25 ............... 811,872
1,995,000 Verint Systems Inc.,
0.250%, 04/15/26 ............... 1,768,069
585,000 Zscaler Inc.,
0.125%, 07/01/25 ............... 684,742
3,264,683
Semiconductors  — 6.6%
800,000 Impinj Inc.,
1.125%, 05/15/27 ............... 869,004
1,100,000 indie Semiconductor Inc.,
4.500%, 11/15/27(a) ............. 1,465,200
600,000 ON Semiconductor Corp.,
0.500%, 03/01/29(a) ............. 680,603
1,800,000 Semtech Corp.,
1.625%, 11/01/27(a) ............. 1,683,900
2,100,000 Wolfspeed Inc.,
1.875%, 12/01/29(a) ............. 1,629,600
6,328,307
Telecommunications  — 4.0%
750,000 Infinera Corp.,
2.500%, 03/01/27 ............... 697,136
1,500,000 Kaleyra Inc.,
6.125%, 06/01/26(a) ............. 1,467,335
1,700,000 Liberty Latin America Ltd.,
2.000%, 07/15/24 ............... 1,618,400
3,782,871
TOTAL CONVERTIBLE CORPORATE
BONDS .................... 81,447,493
Shares
MANDATORY CONVERTIBLE SECURITIES(b)  — 4.3%
Diversified Industrial  — 2.4%
35,000 Chart Industries Inc., Ser. B,
6.750%, 12/15/25 ............... 2,279,900

The Gabelli Convertible and Income Securities Fund Inc.
Schedule of Investments (Continued) — June 30, 2023 (Unaudited)
Shares
Market
Value
MANDATORY CONVERTIBLE SECURITIES(b) (Continued)
Energy and Utilities  — 1.9%
40,000 NextEra Energy Inc.,
6.926%, 09/01/25 ............... $ 1,811,600
TOTAL MANDATORY CONVERTIBLE
SECURITIES ................ 4,091,500
COMMON STOCKS  — 5.8%
Aerospace  — 0.1%
400 The Boeing Co.† .................. 84,464
Automotive: Parts and Accessories  — 0.1%
3,400 Dana Inc. ....................... 57,800
Broadcasting  — 0.1%
16,500 Grupo Televisa SAB, ADR ............ 84,645
Computer Hardware  — 0.0%
400 International Business Machines Corp. .. 53,524
Computer Software and Services  — 0.0%
2,500 Kyndryl Holdings Inc.† ............. 33,200
Diversified Industrial  — 0.5%
1,200 General Electric Co. ................ 131,820
800 ITT Inc. ........................ 74,568
3,800 Textron Inc. ..................... 256,994
463,382
Energy and Energy Services  — 0.1%
2,000 Halliburton Co. ................... 65,980
Financial Services  — 1.7%
1,200 American Express Co. .............. 209,040
2,000 Bank of America Corp. .............. 57,380
1,000 Citigroup Inc. .................... 46,040
500 JPMorgan Chase & Co. ............. 72,720
1,200 Julius Baer Group Ltd. .............. 75,536
300 Morgan Stanley .................. 25,620
6,200 State Street Corp. ................. 453,716
13,000 The Bank of New York Mellon Corp. .... 578,760
300 The PNC Financial Services Group Inc. .. 37,785
1,500 Wells Fargo & Co. ................. 64,020
1,620,617
Food and Beverage  — 0.2%
600 Pernod Ricard SA ................. 132,515
600 Remy Cointreau SA ................ 96,211
228,726
Health Care  — 0.6%
500 Johnson & Johnson ............... 82,760
1,500 Merck & Co. Inc. .................. 173,085
Shares
Market
Value
8,000 Roche Holding AG, ADR ............ $ 305,600
561,445
Real Estate Investment Trusts  — 0.9%
7,205 Crown Castle Inc. ................. 820,938
Retail  — 0.1%
200 Costco Wholesale Corp. ............. 107,676
Telecommunications  — 0.2%
200 Swisscom AG .................... 124,641
2,000 Verizon Communications Inc. ......... 74,380
199,021
Wireless Communications  — 1.2%
8,500 T-Mobile US Inc.† ................. 1,180,650
TOTAL COMMON STOCKS ......... 5,562,068
Principal
Amount
U.S. GOVERNMENT OBLIGATIONS  — 4.7%
$ 4,520,000 U.S. Treasury Bills,
5.148% to 5.313%††, 08/24/23 to
09/14/23 ...................... 4,478,377
TOTAL INVESTMENTS — 100.0% ....
(Cost $98,652,678) .............. $ 95,579,438
(a) Securities exempt from registration under Rule 144A of the Securities
Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b) Mandatory convertible securities are required to be converted on the dates listed; they generally may be converted prior to these dates at the option of the holder.
† Non-income producing security.
†† Represents annualized yields at dates of purchase.
ADR American Depositary Receipt